IXIS ADVISOR INCOME AND TAX FREE INCOME FUNDS

Supplement dated April 2, 2007 to the IXIS Advisor Income and Tax Free Income Funds Class ABC Prospectus and IXIS Advisor Income Funds Class Y Prospectus, each dated February 1, 2007, each as may be revised or supplemented from time to time

Effective July 1, 2007, the first paragraph of the section “Dividends and Distributions” will be amended and restated as follows:

The Funds generally distribute most or all of their net investment income (other than capital gains) in the form of dividends. Each Fund declares and pays dividends for each class monthly. Each Fund expects to distribute substantially all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. To the extent permitted by law, the Funds may adopt a different schedule as long as payments are made at least annually.

SP335-0407

LOOMIS SAYLES VALUE FUND

Supplement dated April 2, 2007 to the Loomis Sayles Retail Equity Prospectus dated February 1, 2007,

as may be revised or supplemented from time to time

On or about June 1, 2007, any outstanding Retail Class shares of the Loomis Sayles Value Fund (the “Fund”) will be redesignated as Class A shares of the Fund. Also on such date, any outstanding Institutional Class shares of the Fund will be redesignated as Class Y shares of the Fund. Expenses relating to these classes of shares (including expenses relating to distribution arrangements) will not change as a result of the redesignations. Although purchases of Class A shares will generally be subject to a front-end sales charge, Retail Class shareholders of the Fund whose shares are redesignated as Class A shares will be eligible to purchase additional Class A shares of any series of IXIS Advisor Funds that offers Class A shares, without a front-end sales charge. Class A shares of the Fund will be eligible for exchange into Class A shares of any IXIS Advisor Fund that offers such class of shares. Retail Class and Institutional Class shares will be available for purchase through the Loomis Sayles Retail Equity Prospectus until the date of such redesignations. Shareholders will receive a revised prospectus relating to the redesignated Classes on or about the redesignation date.

M-LSSP71-0307

LOOMIS SAYLES RETAIL INCOME FUNDS

Supplement dated April 2, 2007 to the Loomis Sayles Retail Income Funds Prospectus dated February 1, 2007, as may be revised or supplemented from time to time

Effective July 1, 2007, the table within the section “Dividends and Distributions” will be amended and restated as follows:

Fund	Dividend Policy
Loomis Sayles Bond Fund Loomis Sayles Global Bond Fund	Generally, declares and pays dividends monthly
Loomis Sayles Inflation Protected Securities Fund	Generally, declares and pays dividends quarterly

M-LSSP72-0407

IXIS ADVISOR INCOME AND TAX FREE INCOME FUNDS

IXIS ADVISOR EQUITY FUNDS

Supplement dated April 2, 2007, to the Statement of Additional Information – Part II for IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, and Loomis Sayles Funds II dated February 1, 2007, as may be revised or supplemented from time to time

Effective April 1, 2007, Jonathan P. Mason was appointed an Independent Trustee to the Board of Trustees for the IXIS Advisor and Loomis Sayles Funds. Accordingly, the following is added to the table in the sub-section “Trustees and Officers” within the section “Management of the Trusts”:

Name and Date of Birth	Position(s) Held with the Trusts, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held

Jonathan P. Mason (8/30/58)	Trustee Since 2007 for IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II and Loomis Sayles Funds II Audit Committee Member	Chief Financial Officer, Cabot Corp. (specialty chemicals); formerly, Vice President and Treasurer, International Paper Company; formerly, Chief Financial Officer, Carter Holt Harvey (forest products)	37 None

* Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72. The position of Chairperson of the Board is appointed for a two-year term.

** Each person listed above, except as noted, holds the same position(s) with the Trusts. Previous positions during the past five years with IXIS Asset Management Distributors, L.P. (the “Distributor”), IXIS Asset Management Advisors, L.P. (“IXIS Advisors”), or Loomis, Sayles & Company, L.P. are omitted if not materially different from a trustee’s or officer’s current position with such entity.

*** The trustees of the Trusts serve as trustees of a fund complex that includes all series of IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, IXIS Advisor Cash Management Trust, AEW Real Estate Income Fund, Loomis Sayles Funds I and Loomis Sayles Funds II.

Effective April 1, 2007, Russell L. Kane succeeded Max J. Mahoney as Anti-Money Laundering Officer for the IXIS Advisor and Loomis Sayles Funds. All references to Max J. Mahoney are deleted.

Effective with his appointment to the Board of Trustees on April 1, 2007, Mr. Mason became a member of the Audit Committee. In addition, Charles D. Baker, previously a member of the Audit Committee, became a member of the Contract Review and Governance Committee. Accordingly, the lists of the members of the Audit Committee and the Contract Review and Governance Committee in the sub-section “Standing Board Committees” within the section “Management of the Trust” are amended and restated as follows:

Audit Committee	Contract Review and Governance Committee
Daniel M. Cain – Chairman	Edward A. Benjamin – Chairman
Jonathan P. Mason	Graham T. Allison, Jr.
Cynthia L. Walker	Charles D. Baker
Richard Darman

As chairperson of the Board of Trustees, Ms. Moose is an ex officio member of both Committees.

As of December 31, 2006, Mr. Mason did not own shares of the Funds or any Funds overseen by the Board of Trustees for the IXIS Advisor and Loomis Sayles Funds.

SP337-0407

LOOMIS SAYLES INVESTMENT GRADE BOND FUND – CLASS J SHARES

Supplement dated April 2, 2007, to the Loomis Sayles Investment Grade Bond Fund Class J Statement of Additional Information dated February 1, 2007, as may be revised or supplemented from time to time

Effective April 1, 2007, Jonathan P. Mason was appointed an Independent Trustee to the Board of Trustees for the IXIS Advisor and Loomis Sayles Funds. Accordingly, the following is added to the table in the sub-section “Trustees and Officers” within the section “Management of the Trusts”:

Name and Date of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held

Jonathan P. Mason (8/30/58)	Trustee, since 2007 Audit Committee Member	Chief Financial Officer, Cabot Corp. (specialty chemicals); formerly, Vice President and Treasurer, International Paper Company; formerly, Chief Financial Officer, Carter Holt Harvey (forest products)	37 None

* Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72. The position of Chairperson of the Board is appointed for a two-year term.

** Each person listed above, except as noted, holds the same position(s) with the Trust. Previous positions during the past five years with IXIS Asset Management Distributors, L.P. (the “Distributor”), IXIS Asset Management Advisors, L.P. (“IXIS Advisors”), or Loomis, Sayles & Company, L.P. are omitted if not materially different from a trustee’s or officer’s current position with such entity.

*** The trustees of the Trust serve as trustees of a fund complex that includes all series of IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, IXIS Advisor Cash Management Trust, AEW Real Estate Income Fund, Loomis Sayles Funds I and Loomis Sayles Funds II.

Effective April 1, 2007, Russell L. Kane succeeded Max J. Mahoney as Anti-Money Laundering Officer for the IXIS Advisor and Loomis Sayles Funds. All references to Max J. Mahoney are deleted.

Effective with his appointment to the Board of Trustees on April 1, 2007, Mr. Mason became a member of the Audit Committee. In addition, Charles D. Baker, previously a member of the Audit Committee, became a member of the Contract Review and Governance Committee. Accordingly, the lists of the members of the Audit Committee and the Contract Review and Governance Committee in the sub-section “Standing Board Committees” within the section “Management of the Trust” are amended and restated as follows:

Audit Committee	Contract Review and Governance Committee
Daniel M. Cain – Chairman	Edward A. Benjamin - Chairman
Jonathan P. Mason	Graham T. Allison, Jr.
Cynthia L. Walker	Charles D. Baker
Richard Darman

As chairperson of the Board of Trustees, Ms. Moose is an ex officio member of both Committees.

As of December 31, 2006, Mr. Mason did not own shares of the Fund or any Funds overseen by the Board of Trustees for the IXIS Advisor and Loomis Sayles Funds.

M-LSSP76-0407

LOOMIS SAYLES RETAIL FUNDS

LOOMIS SAYLES INSTITUTIONAL FUNDS

Supplement dated April 2, 2007, to the Loomis Sayles Retail Funds and Loomis Sayles Institutional Funds Statements of Additional Information, each dated February 1, 2007, each as may be revised or supplemented from time to time

Effective April 1, 2007, Jonathan P. Mason was appointed an Independent Trustee to the Board of Trustees for the IXIS Advisor and Loomis Sayles Funds. Accordingly, the following is added to the table in the sub-section “Trustees and Officers” within the section “Management of the Trusts”:

Name and Date of Birth	Position(s) Held with the Trusts, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held

Jonathan P. Mason (8/30/58)	Trustee since 2007 Audit Committee Member	Chief Financial Officer, Cabot Corp. (specialty chemicals); formerly, Vice President and Treasurer, International Paper Company; formerly, Chief Financial Officer, Carter Holt Harvey (forest products)	37 None

* Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72. The position of Chairperson of the Board is appointed for a two-year term.

** Each person listed above, except as noted, holds the same position(s) with the Trusts. Previous positions during the past five years with IXIS Asset Management Distributors, L.P. (the “Distributor”), IXIS Asset Management Advisors, L.P. (“IXIS Advisors”), or Loomis, Sayles & Company, L.P. are omitted if not materially different from a trustee’s or officer’s current position with such entity.

*** The trustees of the Trusts serve as trustees of a fund complex that includes all series of IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, IXIS Advisor Cash Management Trust, AEW Real Estate Income Fund, Loomis Sayles Funds I and Loomis Sayles Funds II.

Effective April 1, 2007, Russell L. Kane succeeded Max J. Mahoney as Anti-Money Laundering Officer for the IXIS Advisor and Loomis Sayles Funds. All references to Max J. Mahoney are deleted.

Effective with his appointment to the Board of Trustees on April 1, 2007, Mr. Mason became a member of the Audit Committee. In addition, Charles D. Baker, previously a member of the Audit Committee, became a member of the Contract Review and Governance Committee. Accordingly, the lists of the members of the Audit Committee and the Contract Review and Governance Committee in the sub-section “Standing Board Committees” within the section “Management of the Trust” are amended and restated as follows:

Audit Committee	Contract Review and Governance Committee
Daniel M. Cain – Chairman	Edward A. Benjamin - Chairman
Jonathan P. Mason	Graham T. Allison, Jr.
Cynthia L. Walker	Charles D. Baker
Richard Darman

As chairperson of the Board of Trustees, Ms. Moose is an ex officio member of both Committees.

As of December 31, 2006, Mr. Mason did not own shares of the Funds or any Funds overseen by the Board of Trustees for the IXIS Advisor and Loomis Sayles Funds.

M-LSSP74-0407